    As filed with the Securities and Exchange Commission on October 17, 2001.

                                                             File No. 33-61267
                                                                     811-07329

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 9
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

    A.         Exact name of trust:  Separate Account VL I

    B.         Name of depositor:  Hartford Life and Annuity Insurance Company

    C.         Complete address of depositor's principal executive offices:

               P. O. Box 2999
               Hartford, CT 06104-2999

    D.         Name and complete address of agent for service:

               Marianne O'Doherty
               Hartford Life and Annuity Insurance Company
               P.O. Box 2999
               Hartford, CT  06104-2999

           It is proposed that this filing will become effective:

          ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on October 17, 2001 pursuant to paragraph (b) of Rule 485
          ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ___  on ____________ pursuant to paragraph (a)(1) of Rule 485
          ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

    F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

    G.         Amount of filing fee:  Not applicable.

    H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus is incorporated by reference in this Post-Effective Amendment No. 9, by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 (File No. 33-61267), as filed on April 11, 2001 and declared effective on May 1, 2001.

                               STAG VARIABLE LIFE
                             SEPARATE ACCOUNT VL I
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
        SUPPLEMENT DATED OCTOBER 17, 2001 TO THE PROSPECTUS MAY 1, 2001

The Section "Class of Purchasers" is amended to included the following
Subsection:

LARGE CASE UNDERWRITING -- The following limitations apply to any policy issued in the state of Illinois whose Face Amount equals or exceeds $50 million:

- The death benefit option elected at the time the policy is issued is irrevocable.

- For the first three years from the policy date the Cash Surrender Value will equal the Account Value minus indebtedness on the date of surrender unless any of the following occur:

   -  you fail to make a premium payment within the Guarantee Period;

   -  you continue the policy as Extended Term Insurance;

   -  you continue the policy as Paid Up Insurance; or

   -  three years have elapsed from the policy date.

  After three years from the policy date the Cash Surrender Value will equal the Cash Value minus all indebtedness.

- The Minimum Death Benefit is not available for policies issued under Large Case Underwriting. In order to maintain the policy as life insurance under federal law we reserve the right to:

   -  return any premium payment; or

   - make changes to, or distributions from, the policy to the extent we deem it necessary either to continue the policy as life insurance, or to maintain the amount at risk within our guidelines and limitations. Any such distributions from the policy may result in adverse tax consequences to you. You should consult with a qualified tax adviser familiar with your situation for more detailed information on the tax consequences of distributions from your policy.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                             CAPITAL      MORTGAGE
                                                                               MONEY MARKET   ADVISERS    APPRECIATION   SECURITIES
                                                    BOND FUND    STOCK FUND        FUND         FUND          FUND          FUND
                                                   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                                   -----------   -----------   -----------   -----------   -----------   -----------
ASSETS:
  Investments:
       Hartford Bond HLS Fund, Inc. - Class IA
          Shares     14,376,174
          Cost      $15,669,247
          Market Value..........................   $16,297,033         -             -             -             -           -
       Hartford Stock HLS Fund, Inc. -
         Class IA
          Shares     18,703,462
          Cost     $114,602,682
          Market Value..........................         -       $80,257,771         -             -             -           -
       Hartford Money Market HLS Fund, Inc. -
         Class IA
          Shares     69,782,614
          Cost     $ 69,782,614
          Market Value..........................         -             -       $69,782,614         -             -           -
       Hartford Advisers HLS Fund, Inc. -
         Class IA
          Shares     22,453,511
          Cost     $ 61,375,192
          Market Value..........................         -             -             -       $49,595,404         -           -
       Hartford Capital Appreciation HLS Fund,
         Inc. - Class IA
          Shares     21,765,122
          Cost     $111,447,337
          Market Value..........................         -             -             -             -       $76,887,383       -
       Hartford Mortgage Securities HLS Fund,
         Inc. - Class IA
          Shares      1,575,551
          Cost      $ 1,761,526
          Market Value..........................         -             -             -             -             -      $1,813,399
    Due from Hartford Life and Annuity
      Insurance Company.................                10,052         -        1,346,630         42,097         -          28,926
    Receivable from fund shares sold............         -            30,999         -             -            43,346       -
                                                   -----------   -----------  -----------    -----------   -----------  ----------
    Total Assets................................    16,307,085    80,288,771   71,129,244     49,637,501    76,930,730   1,842,325
                                                   -----------   -----------  -----------    -----------   -----------  ----------
LIABILITIES:
    Due to Hartford Life and Annuity Insurance
      Company...................................         -            31,306         -             -            43,540       -
    Payable for fund shares purchased...........        10,101         -        1,338,096         42,085         -          28,932
                                                   -----------   -----------  -----------    -----------   -----------  ----------
    Total Liabilities...........................        10,101        31,306    1,338,096         42,085        43,540      28,932
                                                   -----------   -----------  -----------    -----------   -----------  ----------
    Net Assets (variable life contract
      liabilities)..............................   $16,296,984   $80,257,464  $69,791,148    $49,595,416   $76,887,190  $1,813,393
                                                   ===========   ===========  ===========    ===========   ===========  ==========

    Units Owned by Participants.................     9,300,689    29,115,238   46,548,875     20,883,001    24,376,370  $1,049,386
    Unit Values.................................   $  1.752234   $  2.756545  $  1.499309    $  2.374918   $  3.154169  $ 1.728051

                                                                 INTERNATIONAL      DIVIDEND AND   GLOBAL LEADERS*     GLOBAL*
                                                  INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND         FUND        TECHNOLOGY FUND
                                                  SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                  -----------     -----------       -----------     -----------       -----------
ASSETS:
  Investments:
       Hartford International Opportunities
         HLS Fund, Inc. Class IA
          Shares     17,643,859
          Cost     $ 23,549,455
          Market Value.........................           -       $15,137,372             -               -                 -
       Hartford Dividend and Growth HLS Fund,
         Inc. - Class IA
          Shares     18,940,206
          Cost     $ 38,764,602
          Market Value.........................           -             -           $33,826,205           -                 -
       Hartford Global Leaders HLS Fund, Inc. -
         Class IA
          Shares        348,881
          Cost        $ 525,034
          Market Value.........................                                                       $ 449,695             -
       Hartford Global Technology HLS Fund,
         Inc. - Class IA
          Shares        747,191
          Cost        $ 412,343
          Market Value.........................           -             -                 -               -             $ 261,911
    Due from Hartford Life and Annuity
      Insurance Company.................                  -             -                 -               2,094             1,007
    Receivable from fund shares sold...........          16,041         7,675          15,754.4           -                 -
                                                    -----------   -----------       -----------       ---------         ---------
    Total Assets...............................      36,152,623    15,145,047        33,841,959         451,789           262,918
                                                    -----------   -----------       -----------       ---------         ---------
LIABILITIES:
    Due to Hartford Life and Annuity Insurance
      Company..................................          17,017         7,820            16,234           -                 -
    Payable for fund shares purchased..........           -             -                 -               2,094             1,006
                                                    -----------   -----------       -----------       ---------         ---------
    Total Liabilities..........................          17,017         7,820            16,234           2,094             1,006
                                                    -----------   -----------       -----------       ---------         ---------
    Net Assets (variable life contract
      liabilities).............................     $36,135,606   $15,137,227       $33,825,725       $ 449,695         $ 261,912
                                                    ===========   ===========       ===========       =========         =========

    Units Owned by Participants................      14,049,646    10,505,011        13,851,138         596,804           498,424
    Unit Values................................     $  2.571994   $  1.440953       $  2.442090       $0.753506         $0.525480

* Amounts represent from inception, January 16, 2001 to September 30, 2001

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        FIDELITY VIP    FIDELITY VIP
                                             GROWTH AND    INTERNATIONAL   SMALL COMPANY     MIDCAP     EQUITY-INCOME     OVERSEAS
                                             INCOME FUND   ADVISERS FUND       FUND           FUND        PORTFOLIO       PORTFOLIO
                                             SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                                             -----------    -----------     -----------    -----------   -----------     -----------
ASSETS:
  Investments:
       Hartford Growth and Income HLS Fund -
         Class IA
           Shares      6,784,323
           Cost      $ 9,135,623
           Market Value.....................  $7,128,763          -               -              -             -               -
       Hartford International Advisers HLS
         Fund, Inc. - Class IA
           Shares      1,354,476
           Cost      $ 1,599,585
           Market Value.....................       -         $1,274,405           -              -             -               -
       Hartford Small Company HLS Fund,
         Inc. - Class IA
           Shares     13,035,789
           Cost      $22,751,516
           Market Value.....................       -              -         $13,889,503          -             -               -
       Hartford MidCap HLS Fund, Inc. -
         Class IA
           Shares     13,136,345
           Cost      $29,191,556
           Market Value.....................       -              -               -        $22,916,656         -               -
       Fidelity VIP Equity-Income Portfolio
           Shares        795,043
           Cost      $19,223,859
           Market Value.....................       -              -               -              -       $16,536,898           -
       Fidelity VIP Overseas Portfolio
           Shares        354,118
           Cost      $ 7,140,972
           Market Value.....................       -              -               -              -             -          $4,472,506
     Due from Hartford Life and Annuity
       Insurance Company....................                                      7,716         21,995        24,025           4,340
     Receivable from fund shares sold.......      29,817            474           -              -             -               -
                                              ----------     ----------     -----------    -----------   -----------      ----------
     Total Assets...........................   7,158,580      1,274,878      13,897,219     22,938,651    16,560,923       4,476,846
                                              ----------     ----------     -----------    -----------   -----------      ----------
 LIABILITIES:
     Due to Hartford Life and Annuity
       Insurance Company....................      29,768            480           -              -             -               -
     Payable for fund shares purchased......       -              -               7,710         22,079        23,947           4,278
                                              ----------     ----------     -----------    -----------   -----------      ----------
     Total Liabilities......................      29,768            480           7,710         22,079        23,947           4,278
                                              ----------     ----------     -----------    -----------   -----------      ----------
     Net Assets (variable life contract
       liabilities).........................  $7,128,812     $1,274,398     $13,889,509    $22,916,572   $16,536,975      $4,472,568
                                              ==========     ==========     ===========    ===========   ===========      ==========
   Units Owned by Participants..............   6,535,428      1,264,671      13,160,858     13,576,128     8,425,741       3,534,107
   Unit Values..............................  $ 1.090795     $ 1.007692       $1.055365      $1.688005     $1.962673       $1.265544

                                             FIDELITY VIP II  AMERICAN FUNDS**   AMERICAN FUNDS**  AMERICAN FUNDS** AMERICAN FUNDS**
                                              ASSET MANAGER    GLOBAL GROWTH       GLOBAL SMALL       GROWTH         GROWTH-INCOME
                                               PORTFOLIO           FUND        CAPITALIZATION FUND    FUND              FUND
                                               SUB-ACCOUNT     SUB-ACCOUNT         SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                               -----------     -----------         -----------     -----------       -----------
ASSETS:
  Investments:
       Fidelity VIP II Asset Manager
         Portfolio
           Shares        225,929
           Cost      $ 3,672,238
           Market Value.....................    $3,025,191           -                -                  -                 -
       American Funds Global Growth Fund
         Sub-Account
               Shares        101,003
               Cost      $ 1,515,999
               Market Value................          -          $1,152,440            -                  -                 -
       American Funds Global Small
         Capitalization Fund Sub-Account
               Shares         48,773
               Cost      $   606,308
               Market Value................          -               -            $ 435,057              -                 -
       American Funds Growth Fund
         Sub-Account
               Shares        111,420
               Cost      $ 5,837,169
               Market Value.................         -               -                -             $4,001,102             -
       American Funds Growth-Income Fund
         Sub-Account
               Shares        196,847
               Cost      $ 6,547,376
               Market Value.................         -               -                -                  -            $5,551,089
     Due from Hartford Life and Annuity
       Insurance Company....................         -                                  138             26,864            49,377
     Receivable from fund shares sold.......         1,848             602            -                  -                 -
                                                ----------      ----------        ---------         ----------        ----------
     Total Assets...........................     3,027,039       1,153,042          435,195          4,027,967         5,600,466
                                                ----------      ----------        ---------         ----------        ----------
 LIABILITIES:
     Due to Hartford Life and Annuity
       Insurance Company....................         1,888             589            -                  -                 -
     Payable for fund shares purchased......         -               -                  136             26,829            49,387
                                                ----------      ----------        ---------         ----------        ----------
     Total Liabilities......................         1,888             589              136             26,829            49,387
                                                ----------      ----------        ---------         ----------        ----------
     Net Assets (variable life contract
       liabilities).........................    $3,025,151      $1,152,453        $ 435,059         $4,001,138        $5,551,078
                                                ==========      ==========        =========         ==========        ==========
   Units Owned by Participants..............     1,828,592       1,626,680          643,383          6,200,383         6,197,689
   Unit Values..............................     $1.654361       $0.708469        $0.676205          $0.645305         $0.895669

** Amounts represent from inception, January 16, 2001 to September 30, 2001

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                        THE GEORGE
                                                                     ASIA PACIFIC     DIVERSIFIED         PUTNAM        GLOBAL ASSET
                                                                        GROWTH          INCOME        FUND OF BOSTON     ALLOCATION
                                                                      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT
                                                                      -----------     -----------       -----------     -----------
ASSETS:
   Investments:
      Putnam VT Asia Pacific Growth Fund
              Shares       666,907
              Cost      $4,475,686
              Market Value.....................................        $3,167,807           -                -                -
      Putnam VT Diversified Income Fund
              Shares       186,329
              Cost      $1,811,621
              Market Value.....................................             -          $1,600,568            -                -
      Putnam VT The George Putnam Fund of Boston
              Shares       261,981
              Cost      $2,748,547
              Market Value.....................................             -               -           $2,690,541            -
      Putnam VT Global Asset Allocation Fund
              Shares       203,370
              Cost      $3,456,985
              Market Value.....................................             -               -                -           $2,509,586
       Due from Hartford Life and Annuity  Insurance Company...         1,953,073           4,070           15,010            -
       Receivable from fund shares sold........................             -               -                -                1,641
                                                                       ----------      ----------       ----------       ----------
        Total Assets...........................................         5,120,881       1,604,638        2,705,551        2,511,227
                                                                       ----------      ----------       ----------       ----------

LIABILITIES:
        Due to Hartford Life and Annuity Insurance Company.....             -               -                -                1,569
        Payable for fund shares purchased...............                1,952,932           4,069           15,010            -
                                                                       ----------      ----------       ----------       ----------
        Total Liabilities......................................         1,952,932           4,069           15,010            1,569
                                                                       ----------      ----------       ----------       ----------
        Net Assets (variable life contract liabilities)........        $3,167,949      $1,600,569       $2,690,541       $2,509,658
                                                                       ==========      ==========       ==========       ==========
    Units Owned by Participants................................           369,199         121,498          240,525          134,277
    Unit Values................................................        $ 8.580598      $13.173592       $11.186115       $18.690217


                                                                        GLOBAL          GROWTH            HEALTH
                                                                        GROWTH        AND INCOME         SCIENCES
                                                                      SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                                      -----------     -----------       -----------
ASSETS:
   Investments:
      Putnam VT Global Growth Fund
              Shares     1,114,071
              Cost     $19,678,114
              Market Value.....................................        $9,324,778           -                -
      Putnam VT Growth and Income Fund
              Shares     1,495,146
              Cost     $38,829,667
              Market Value.....................................             -         $33,012,818            -
      Putnam VT Health Sciences Fund
              Shares       597,395
              Cost      $7,239,815
              Market Value.....................................             -               -           $6,923,803
       Due from Hartford Life and Annuity  Insurance Company...             -               -                9,932
       Receivable from fund shares sold........................            22,416          13,528            -
                                                                       ----------     -----------       ----------
        Total Assets...........................................         9,347,195      33,026,346        6,933,735
                                                                       ----------     -----------       ----------

LIABILITIES:
        Due to Hartford Life and Annuity Insurance Company.....            22,557          14,729            -
        Payable for fund shares purchased......................             -               -                9,478
                                                                       ----------     -----------       ----------
        Total Liabilities......................................            22,557          14,729            9,478
                                                                       ----------     -----------       ----------
        Net Assets (variable life contract liabilities)........        $9,324,637      33,011,616       $6,924,256
                                                                       ==========     ===========       ==========
    Units Owned by Participants................................           540,478       1,339,463          580,506
    Unit Values................................................        $17.252575     $ 24.645409       $11.927976

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                       INTERNATIONAL
                                                                                                      INTERNATIONAL        GROWTH
                                                                      HIGH YIELD        INCOME           GROWTH          AND INCOME
                                                                      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                      -----------     -----------      -----------      -----------
ASSETS:
   Investments:
       Putnam VT High Yield Fund
               Shares      738,564
               Cost     $7,886,680
               Market Value......................................      $5,657,400           -               -                -
       Putnam VT Income Fund
               Shares      357,682
               Cost     $4,596,777
               Market Value......................................           -          $4,542,566           -                -
       Putnam VT International Growth
               Shares    1,339,598
               Cost    $22,308,671
               Market Value......................................           -               -          $15,378,585           -
       Putnam VT International Growth and Income Fund
               Shares      360,897
               Cost     $4,710,091
               Market Value......................................           -               -               -           $3,258,903
       Due from Hartford Life and Annuity  Insurance Company.....           -               -               12,810           -
       Receivable from fund shares sold..........................           2,356           6,046           -                1,984
                                                                       ----------      ----------      -----------      ----------
        Total Assets.............................................       5,659,756       4,548,611       15,391,395       3,260,886
                                                                       ----------      ----------      -----------      ----------

LIABILITIES:
        Due to Hartford Life and Annuity Insurance Company.......           2,361           6,040           -                1,990
        Payable for fund shares purchased........................           -               -               12,939           -
                                                                       ----------      ----------      -----------      ----------
        Total Liabilities........................................           2,361           6,040           12,939           1,990
                                                                       ----------      ----------      -----------      ----------
       Net Assets (variable life contract liabilities)..........       $5,657,395      $4,542,571      $15,378,456      $3,258,896
                                                                       ==========      ==========      ===========      ==========
    Units Owned by Participants..................................         379,871         270,523        1,473,106         359,969
    Unit Values..................................................      $14.892950      $16.791820      $ 10.439474      $ 9.053272

                                                                      INTERNATIONAL
                                                                           NEW                             MONEY
                                                                      OPPORTUNITIES      INVESTORS         MARKET
                                                                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                                                       -----------      -----------      -----------
ASSETS:
   Investments:
       Putnam VT International New Opportunities Fund
               Shares      312,635
               Cost     $5,654,914
               Market Value......................................      $2,838,729           -                -
       Putnam VT Investors Fund
               Shares      714,434
               Cost     $9,522,530
               Market Value......................................           -          $6,022,682            -
       Putnam VT Money Market Fund
               Shares    6,454,606
               Cost     $6,454,606
               Market Value......................................           -               -           $6,454,606
       Due from Hartford Life and Annuity  Insurance Company.....           3,257           -               34,525
       Receivable from fund shares sold..........................           -               2,884            -
                                                                       ----------      ----------       ----------
        Total Assets.............................................       2,841,986       6,025,566        6,489,132
                                                                       ----------      ----------       ----------

LIABILITIES:
        Due to Hartford Life and Annuity Insurance Company.......           -               3,221            -
        Payable for fund shares purchased........................           2,676               -           34,097
                                                                       ----------      ----------       ----------
        Total Liabilities........................................           2,676           3,221           34,097
                                                                       ----------      ----------       ----------
       Net Assets (variable life contract liabilities)..........       $2,839,309      $6,022,345       $6,455,035
                                                                       ==========      ==========       ==========
    Units Owned by Participants..................................         352,510         743,420        4,333,643
    Unit Values..................................................      $ 8.054547      $ 8.100866       $ 1.489517

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES - (CONTINUED)
SEPTEMBER 30, 2001  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                  UTILITIES
                                                                      NEW           NEW             OTC &          GROWTH
                                                                 OPPORTUNITIES     VALUE       EMERGING GROWTH   AND INCOME
                                                                  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                                                  -----------    -----------     -----------     -----------
ASSETS:
   Investments:
      Putnam VT New Opportunities Fund
           Shares   1,194,294
           Cost   $34,006,113
           Market Value.......................................   $16,433,485         -              -                 -
      Putnam VT New Value Fund
           Shares     403,048
           Cost    $5,163,538
           Market Value.......................................       -           $4,893,006         -                 -
      Putnam VT OTC & Emerging Growth Fund
           Shares     775,751
           Cost   $11,939,290
           Market Value.......................................       -               -         $3,521,908             -
      Putnam VT Utilities Growth and Income Fund
           Shares     301,031
           Cost    $4,978,315
           Market Value.......................................       -               -              -             $3,976,620
      Due from Hartford Life and Annuity Insurance Company....        20,918          2,080         -                  1,183
      Receivable from fund shares sold........................      -               -             437,449             -
                                                                 -----------     ----------    ----------         ----------
       Total Assets...........................................    16,454,403      4,895,086     3,959,356          3,977,803
                                                                 -----------     ----------    ----------         ----------
LIABILITIES:
           Due to Hartford Life and Annuity Insurance Company.      -               -             440,989             -
           Payable for fund shares purchased..................        17,877          2,024         -                  1,996
                                                                 ----------      ----------    ----------         ----------
           Total Liabilities..................................        17,877          2,024       440,989              1,996
                                                                 -----------     ----------    ----------         ----------
           Net Assets (variable life contract liabilities)....   $16,436,526     $4,893,062    $3,518,368         $3,975,807
                                                                 ===========     ==========    ==========         ==========
       Units Owned by Participants............................       999,157        402,052       717,211            198,248
       Unit Values............................................   $ 16.450401     $12.170221    $ 4.905626         $20.054732

                                                                    VISTA          VOYAGER
                                                                 SUB-ACCOUNT     SUB-ACCOUNT
                                                                 -----------     -----------
ASSETS:
   Investments:
      Putnam VT Vista Fund
           Shares     506,606
           Cost    $9,226,822
           Market Value.......................................  $4,589,853           -
      Putnam VT Voyager Fund
           Shares   1,398,780
           Cost   $62,172,409
           Market Value.......................................       -          $36,256,389
      Due from Hartford Life and Annuity Insurance Company....      12,515           15,632
      Receivable from fund shares sold........................       -               -
                                                                ----------      -----------
       Total Assets...........................................   4,602,368       36,272,021
                                                                ----------      -----------
LIABILITIES:
           Due to Hartford Life and Annuity Insurance Company.       -               -
           Payable for fund shares purchased..................      13,285           16,107
                                                                 ----------     -----------
           Total Liabilities..................................      13,285           16,107
                                                                ----------      -----------
           Net Assets (variable life contract liabilities)....  $4,589,083      $36,255,914
                                                                ==========      ===========
       Units Owned by Participants............................     555,964        1,354,625
       Unit Values............................................  $ 8.254278      $ 26.764534

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
----------------------------------------------------------------------------

                                                              Money Market                         Capital            Mortgage
                                     Bond Fund   Stock Fund       Fund        Advisers Fund   Appreciation Fund   Securities Fund
                                   Sub-Account   Sub-Account   Sub-Account      Sub-Account     Sub-Account         Sub-Account
                                  ------------   -----------  ------------     ------------    ----------------   --------------
INVESTMENT INCOME:

   Dividends  .................      $640,671     $       -   $1,601,037       $1,017,898        $     4,854      $     79,521
                                   ----------     ---------   ----------      ------------       -----------       -----------
CAPITAL GAINS INCOME  .........            -      6,608,467          550        2,449,088         24,041,389
                                   ----------     ---------   ----------      ------------       -----------       -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions  ....       343,493      (93,785)           -           (7,048)            (10,216)          15,497
  Net unrealized (depreciation)
    appreciation of investments
    during the period  ........      (36,136)   (26,960,701)          -        (9,147,985)       (40,690,304)           2,064
                                  - ---------     ---------   ----------      ------------       -----------       -----------
    Net gain (loss) on
      investments ...........        307,357    (27,054,486)         -         (9,155,033)       (40,700,520)          17,562
                                   ---------      ---------   ----------      ------------       -----------       -----------
    Net increase (decrease) in
      net assets resulting from
      operations .............      $948,029   $(20,446,019)  $1,601,587     $(5,688,047)      $(16,654,278)        $  97,083
                                   ---------      ---------   ----------      ------------       -----------       -----------
                                   ---------      ---------   ----------      ------------       -----------       -----------

                                                    International      Dividend and  Global Leaders*     Global*
                                      Index Fund  Opportunities Fund    Growth Fund       Fund        Technology Fund
                                     Sub-Account      Sub-Account       Sub-Account    Sub-Account      Sub-Account
                                     -----------   -----------------   -------------   -------------  --------------
INVESTMENT INCOME:
   Dividends  .................       $      -         $    19,746      $   18,014         $    35      $       -
                                     ----------        ------------      ---------         --------     -----------
CAPITAL GAINS INCOME  .........        681,345           2,203,174       2,140,364           2,978              -
                                     ----------        ------------      ---------         --------     -----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on
    security transactions  ....        (2,554)            (33,840)          (1,543)           (132)        (96,098)
  Net unrealized (depreciation)
    appreciation of investments
    during the period  ........     (9,478,143)        (7,237,102)      (5,754,645)        (75,340)       (150,433)
                                     ----------        ------------      ---------         --------     -----------
    Net gain (loss) on
      investments ...........       (9,480,697)        (7,270,942)      (5,756,188)        (75,472)       (246,531)
                                     ----------        ------------      ---------         --------     -----------
    Net increase (decrease) in
      net assets resulting from
      operations ...............   $(8,799,353)       $(5,048,021)     $(3,597,810)       $(72,458)      $(246,531)
                                     ----------        ------------      ---------         --------     -----------
                                     ----------        ------------      ---------         --------     -----------

* Amounts represent form inception, January 16, 2001 to September 30, 2001

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
-----------------------------------------------------------------------------

                                                                                                Fidelity VIP    Fidelity VIP
                                       Growth and    International   Small Company     MidCap   Equity-Income     Overseas
                                      Income Fund    Advisers Fund      Fund           Fund       Portfolio       Portfolio
                                       Sub-Account    Sub-Account    Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                     -------------  -------------    ------------   ----------   ------------    -------------
INVESTMENT INCOME:
    Dividends  ..................     $         -     $        -      $        -    $       -    $   257,023     $     245,029
                                     -------------  -------------    ------------   ----------   ------------    -------------
CAPITAL GAINS INCOME  ...........         308,037          77,446      1,223,448     2,996,219       722,111           387,303
                                     -------------  -------------    ------------   ----------   ------------    -------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions ........              185           (130)        (82,134)      (86,895)        (652)           (6,200)
 Net unrealized (depreciation)
   appreciation of investments
   during the period  ...........      (1,761,004)      (239,811)     (6,748,250)   (8,045,557)   (3,366,519)      (2,277,998)
                                     -------------  -------------    ------------   ----------   ------------    -------------
    Net (loss) gain on
      investments ..............       (1,760,819)      (239,941)     (6,830,384)   (8,132,452)   (3,367,171)      (2,284,197)
                                     -------------  -------------    ------------   ----------   ------------    -------------
    Net (decrease) increase in
       net assets resulting
       from operations .......        $(1,452,782)     $(162,495)    $(5,606,936)  $(5,136,233)  $(2,388,037)     $(1,651,865)
                                     -------------  -------------    ------------   ----------   ------------    -------------
                                     -------------  -------------    ------------   ----------   ------------    -------------

                                   Fidelity VIP II  American Funds**   American Funds**     American Funds**  American Funds**
                                    Asset Manager    Global Growth       Global Small            Growth        Growth-Income
                                     Portfolio           Fund         Capitalization Fund         Fund              Fund
                                     Sub-Account       Sub-Account        Sub-Account          Sub-Account        Sub-Account
                                    --------------   ---------------    -----------------    ----------------   ---------------
INVESTMENT INCOME:
    Dividends  ..................     $    118,631    $       5,875      $        2,282        $      11,608      $     58,071
                                    --------------   ---------------    -----------------    ----------------   ---------------
CAPITAL GAINS INCOME  ...........           44,486           72,039              18,105              663,864           325,692
                                    --------------   ---------------    -----------------    ----------------   ---------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions ........           (16,273)           2,734                989                 (215)           (1,614)
 Net unrealized (depreciation)
   appreciation of investments
   during the period  ...........         (511,119)        (363,559)          (171,251)           (1,836,067)         (996,287)
                                    --------------   ---------------    -----------------    ----------------   ---------------
    Net (loss) gain on
      investments ..............         (527,392)         (360,824)          (170,262)           (1,836,282)         (997,901)
                                    --------------   ---------------    -----------------    ----------------   ---------------
    Net (decrease) increase in
       net assets resulting
       from operations ........         $(364,275)        $(282,910)         $(149,876)          $(1,160,810)        $(614,138)
                                    --------------   ---------------    -----------------    ----------------   ---------------
                                    --------------   ---------------    -----------------    ----------------   ---------------

** Amounts represent from inception, January 16, 2001 to September 30, 2001

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------

                                                      The George
                      Asia Pacific    Diversified     Putnam Fund     Global Asset      Global        Growth
                         Growth         Income         of Boston       Allocation       Growth       and Income   Health Sciences
                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
INVESTMENT INCOME:
 Dividends ........    $        -      $   103,928     $  55,464       $   28,690      $      -      $  557,052    $     2,981
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
CAPITAL GAINS
 INCOME ............      292,086              -               -          270,227     2,908,921         388,860
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized (loss)
  gain on security
  transactions .....     (125,927)          4,335          4,316         (2,805)        (49,975)         35,020        (17,155)
 Net unrealized
  (depreciation)
  appreciation of
  investments during
  the period .......     (745,219)        (90,699)      (146,058)      (731,284)     (8,299,579)     (5,456,419)    (1,359,274)
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
  Net (loss) gain
   on investments ..     (871,146)        (86,364)      (141,742)      (734,089)     (8,349,554)     (5,421,399)    (1,376,430)
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
  Net (decrease)
   increase in net
   assets resulting
   from operations ..   $(579,059)        $17,564       $(86,278)     $(435,172)    $(5,440,633)    $(4,475,487)   $(1,373,448)
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------


SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
----------------------------------------------------------------------------

                                                                    International
                                                     International    Growth and    International
                            High Yield      Income        Growth        Income    New Opportunities   Investors     Money Market
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account      Sub-Account   Sub-Account
                           -----------   -----------   ----------   -------------   --------------   -----------    ------------
INVESTMENT INCOME:
 Dividends............    $   743,130     $   256,233    $   56,354    $    34,694      $     -        $   6,391     $   90,365
                        --------------   -------------   -----------   -----------     -----------   ------------   ------------
CAPITAL GAINS
 INCOME .............              -              -       1,764,067        189,890            -             -               -
                        --------------   -------------   -----------   -----------     -----------   ------------   ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain
  (loss) on security
  transactions ........        8,326           1,897        (4,768)         (8,319)      (22,765)       (10,375)           -
 Net unrealized
  (depreciation)
  appreciation of
  investments during
  the period  ........      (837,689)         42,302    (6,760,134)     (1,243,049)   (1,315,928)    (2,745,190)           -
                       --------------   -------------   -----------     -----------   -----------   ------------   ------------
   Net (loss)
     gain on
     investments ....       (829,363)         44,199    (6,764,903)     (1,251,369)   (1,338,693)    (2,755,564)           -
                       --------------   -------------   -----------     -----------   -----------   ------------   ------------
   Net (decrease)
     increase in net
     assets resulting
     from operations ..     $(86,233)       $300,432   $(4,944,482)    $(1,026,785)  $(1,338,693)   $(2,749,173)      $90,365
                       --------------   -------------   -----------     -----------   ------------  ------------   ------------
                       --------------   -------------   -----------     -----------   ------------  ------------   ------------

SEPARATE ACCOUNT VL I
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
-------------------------------------------------------------------

                                  New             New         OTC & Emerging   Utilities Growth
                             Opportunities       Value            Growth          and Income       Vista          Voyager
                              Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account    Sub-Account
                              ------------    -------------    ------------     ------------    ------------    ------------
INVESTMENT INCOME:
 Dividends ................    $         -     $    36,304      $        -       $   125,116     $        -     $     45,574
                              ------------    -------------    ------------     ------------    ------------    ------------
CAPITAL GAINS INCOME  ......     3,790,705          97,682               -           211,677         617,010       9,303,813
                              ------------    -------------    ------------     ------------    ------------    ------------
NET REALIZED AND UNREALIZED
 (LOSS) ON INVESTMENTS:
 Net realized (loss) gain
   on security transactions..      (14,508)        (12,814)       (484,465)          (5,063)       (139,790)        (78,726)
 Net unrealized (depreciation)
   of investments during
   the period  ..............  (15,060,955)       (539,406)     (4,157,413)      (1,314,916)     (4,156,245)    (23,878,682)
                              ------------    -------------    ------------     ------------    ------------    ------------
   Net (loss) gain on
     investments  ..........   (15,075,463)       (552,220)     (4,641,878)       (1,319,979)    (4,296,036)    (23,957,408)
                              ------------    -------------    ------------     ------------    ------------    ------------
   Net (decrease) increase
     in net assets resulting
     from operations         $(11,284,758)       $(418,234)    $(4,641,878)       $(983,185)    $(3,679,025)   $(14,608,022)
                              ------------    -------------    ------------     ------------    ------------    ------------
                              ------------    -------------    ------------     ------------    ------------    ------------

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------

                                                              Money Market                         Capital            Mortgage
                                     Bond Fund   Stock Fund       Fund        Advisers Fund   Appreciation Fund   Securities Fund
                                   Sub-Account   Sub-Account   Sub-Account      Sub-Account     Sub-Account         Sub-Account
                                  ------------   -----------  ------------     ------------    ----------------   --------------
OPERATIONS:
 Net investment income ....       $   640,671    $        -   $ 1,601,037     $  1,017,898     $       4,854       $    79,521
 Capital gains income .....                 -     6,608,467           550        2,449,088        24,041,389                 -
 Net realized gain (loss)
  on security
  transactions .............          343,493       (93,785)            -          (7,048)           (10,216)           15,497
 Net unrealized
  (depreciation) appreciation
  of investments during
  the period ..............          (36,136)   (26,960,701)           -       (9,147,985)       (40,690,304)            2,064
                                   ----------   ------------  -----------    -------------       ------------      -----------
 Net increase (decrease)
  in net assets resulting
  from operations .........         $948,029   $(20,446,019)   $1,601,587     $(5,688,047)      $(16,654,278)          $97,083
                                  ----------    ------------  -----------    -------------       ------------      -----------
UNIT TRANSACTIONS:
 Purchases ................        1,831,356     16,719,332   155,579,427       7,158,322         14,333,957           155,869
 Net transfers ............         (200,211)     9,650,046  (114,091,255)     12,038,130         12,214,090           512,246
 Surrenders for benefit
  payments and fees .......         (218,392)    (2,319,896)   (4,346,338)      (983,294)         (2,086,750)          (33,977)
 Net loan activity.........         (121,891)    (1,364,670)   (2,802,494)      (916,038)         (1,638,958)          (70,765)
 Cost of insurance ........         (959,993)    (6,313,352)   (8,234,375)    (4,110,710)         (5,773,976)          (92,105)
                                   ----------   ------------  -----------   -------------        ------------       -----------
 Net increase in net
  assets resulting from
  unit transactions .......          330,869     16,371,459    26,104,964     13,186,409          17,048,364            471,269
                                   ----------    -----------  -----------   -------------        ------------       -----------
 Net increase (decrease)
  in net assets ...........         1,278,898    (4,074,559)   27,706,551      7,498,362             394,086            568,351

NET ASSETS:
 Beginning of period .....         15,018,086    84,332,023    42,084,597     42,097,054          76,493,104          1,245,042
                                   ----------    -----------  -----------   -------------       ------------        -----------
 End of period .........          $16,296,984   $80,257,464   $69,791,148    $49,595,416         $76,887,190         $1,813,393
                                   ----------    -----------  -----------   -------------       ------------        -----------
                                   ----------    -----------  -----------   -------------       ------------        -----------

                                                    International      Dividend and  Global Leaders*     Global*
                                      Index Fund  Opportunities Fund    Growth Fund       Fund        Technology Fund
                                     Sub-Account      Sub-Account       Sub-Account    Sub-Account      Sub-Account
                                     -----------   -----------------   -------------   -------------  --------------
OPERATIONS:
 Net investment income ....         $         -       $       19,746      $    18,014    $      35      $         -
 Capital gains income .....              681,345           2,203,174        2,140,364        2,978                -
 Net realized gain (loss)
  on security
  transactions .............             (2,554)            (33,840)          (1,543)         (132)         (96,098)
 Net unrealized
  (depreciation) appreciation
  of investments during
  the period ..............           (9,478,143)        (7,237,102)      (5,754,645)      (75,340)        (150,433)
                                     -----------   -----------------   -------------   -------------  --------------
 Net increase (decrease)
  in net assets resulting
  from operations .........          $(8,799,353)       $(5,048,021)     $(3,597,810)     $(72,458)       $(246,531)
                                     -----------   -----------------   -------------   -------------  --------------
UNIT TRANSACTIONS:
 Purchases ................            6,733,569          3,158,050        4,724,283        54,960           40,727
 Net transfers ............            6,011,181          2,027,656        6,059,168       492,671          494,965
 Surrenders for benefit
  payments and fees .......           (1,228,261)          (585,989)        (696,251)        (725)           (6,597)
 Net loan activity.........             (197,254)          (373,154)        (509,091)          (4)               -
 Cost of insurance ........           (2,892,121)          (909,514)      (2,055,579)     (24,749)          (20,653)
                                     -----------   -----------------   -------------   -------------  --------------
 Net increase in net
  assets resulting from
  unit transactions .......            8,427,114           3,317,050       7,522,530       522,153           508,443
                                     -----------   -----------------   -------------   -------------  --------------
 Net increase (decrease)
  in net assets ...........             (372,239)        (1,730,972)       3,924,720       449,695           261,912

NET ASSETS:
 Beginning of period ......           36,507,845         16,868,199       29,901,005             -                -
                                     -----------   -----------------   -------------   -------------  --------------
 End of period ............          $36,135,606        $15,137,227      $33,825,725       $449,695        $261,912
                                     -----------   -----------------   -------------   -------------  --------------
                                     -----------   -----------------   -------------   -------------  --------------

* Amounts represent from inception, January 16, 2001 to September 30, 2001

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------

                                                                                                Fidelity VIP    Fidelity VIP
                                       Growth and    International   Small Company     MidCap   Equity-Income     Overseas
                                      Income Fund    Advisers Fund      Fund           Fund       Portfolio       Portfolio
                                       Sub-Account    Sub-Account    Sub-Account   Sub-Account    Sub-Account    Sub-Account
                                     -------------  -------------    ------------   ----------   ------------    -------------
OPERATIONS:
 Net investment income .........   $          -      $         -      $         -    $        -   $    257,023    $     245,029
 Capital gains income ..........        308,037           77,446        1,223,448     2,996,219        722,111          387,303
 Net realized gain (loss) on
  security transactions ........            185             (130)        (82,134)      (86,895)          (652)          (6,200)
 Net unrealized (depreciation)
  of investments ..............      (1,761,004)        (239,811)     (6,748,250)   (8,045,557)    (3,366,519)      (2,277,998)
                                     ------------   -------------    ------------   -----------   ------------    -------------
 Net (decrease) in net assets
  resulting from operations ...     $(1,452,782)       $(162,495)    $(5,606,936)   $(5,136,233)  $(2,388,037)     $(1,651,865)
                                     ------------   -------------    ------------   -----------   ------------    -------------
UNIT TRANSACTIONS:
 Purchases ....................       1,607,383          222,499        3,696,326     4,680,058      2,233,186          928,807
 Net transfers ................       1,084,980          557,813        7,101,005     7,276,163      3,681,771          375,364
 Surrenders for benefit
   payments and fees ..........       (122,117)          (5,507)        (317,850)     (288,191)      (395,899)         (90,246)
 Net loan activity  ...........        (88,863)            (679)        (323,478)     (225,198)      (523,622)         (36,126)
 Cost of insurance ............       (751,427)        (109,291)      (1,024,187)   (1,920,274)    (1,006,108)        (265,958)
                                    ------------   -------------    ------------   ------------   ------------    -------------
 Net increase in net assets
   resulting from unit
   transactions ...............      1,729,957           664,835       9,131,816      9,522,558      3,989,328         911,840
                                    ------------   -------------    ------------   ------------   ------------    -------------
 Net increase (decrease)
   in net assets  .............        277,175           502,340       3,524,879      4,386,325      1,601,291       (740,025)
NET ASSETS:
 Beginning of period ..........      6,851,637           772,058      10,364,630     18,530,247     14,935,684       5,212,593
                                   ------------    -------------    ------------   ------------   ------------    -------------
 End of period ................     $7,128,812        $1,274,398     $13,889,509    $22,916,572    $16,536,975      $4,472,568
                                   ------------    -------------    ------------    -----------   ------------    -------------
                                   ------------    -------------    ------------    -----------   ------------    -------------

                                   Fidelity VIP II  American Funds**   American Funds**     American Funds**  American Funds**
                                    Asset Manager    Global Growth       Global Small            Growth        Growth-Income
                                     Portfolio           Fund         Capitalization Fund         Fund              Fund
                                     Sub-Account       Sub-Account        Sub-Account          Sub-Account        Sub-Account
                                    --------------   ---------------    -----------------    ----------------   ---------------
OPERATIONS:
 Net investment income .........     $    118,631     $       5,875      $        2,282     $       11,608       $      58,071
 Capital gains income ..........           44,486            72,039              18,105            663,864             325,692
 Net realized gain (loss) on
  security transactions ........          (16,273)            2,734                 989               (215)             (1,614)
 Net unrealized (depreciation)
  of investments ..............          (511,119)         (363,559)           (171,251)        (1,836,067)           (996,287)
                                    --------------   ---------------    -----------------    ----------------   ---------------
 Net (decrease) in net assets
  resulting from operations ...         $(364,275)        $(282,910)          $(149,876)       $(1,160,810)          $(614,138)
                                    --------------   ---------------    -----------------    ----------------   ---------------
UNIT TRANSACTIONS:
 Purchases ....................           384,908           141,303              42,520            534,195             508,725
 Net transfers ................           742,682         1,362,994             563,293          4,873,894           5,914,660
 Surrenders for benefit
   payments and fees ..........           (72,611)           (2,282)                (98)           (12,083)             (4,563)
 Net loan activity  ...........           (14,389)           (1,089)               (665)           (10,590)             (9,617)
 Cost of insurance ............          (191,739)          (65,562)            (20,115)          (223,467)           (243,989)
                                    --------------   ---------------    -----------------    ----------------   ---------------
 Net increase in net assets
   resulting from unit
   transactions ...............           848,851         1,435,363              584,935          5,161,948          6,165,216
                                    --------------   ---------------    -----------------    ----------------   ---------------
 Net increase (decrease)
   in net assets  .............           484,576         1,152,453              435,059          4,001,138          5,551,078
NET ASSETS:
 Beginning of period ..........         2,540,575                -                    -                  -                  -
                                    --------------   ---------------    -----------------    ----------------   ---------------
 End of period ................        $3,025,151        $1,152,453             $435,059         $4,001,138         $5,551,078
                                    --------------   ---------------    -----------------    ----------------   ---------------
                                    --------------   ---------------    -----------------    ----------------   ---------------

** Amounts represent from inception, January 16, 2001 to September 30, 2001

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------

                                                      The George
                      Asia Pacific    Diversified     Putnam Fund     Global Asset      Global        Growth
                         Growth         Income         of Boston       Allocation       Growth       and Income   Health Sciences
                      Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account    Sub-Account   Sub-Account
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
OPERATIONS:
 Net investment
  income ..........    $        -       $  103,928    $   55,464      $   28,690     $        -      $    557,052    $    2,981
 Capital gains
  income  .........        292,086               -            -          270,227      2,908,921          388,860             -
 Net realized (loss)
  gain on security
  transactions ....      (125,927)           4,335         4,316          (2,805)       (49,975)          35,020        (17,155)
 Net unrealized
  (depreciation) of
  investments during
  the period .......     (745,219)         (90,699)     (146,058)       (731,284)    (8,299,579)      (5,456,419)    (1,359,274)
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
 Net (decrease) i
  ncrease in net
  assets resulting
  from operations ...    (579,059)          17,564       (86,278)       (435,172)    (5,440,633)      (4,475,487)    (1,373,448)
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
UNIT TRANSACTIONS:
 Purchases ..........     594,568          230,650       324,023         244,308      2,400,147        5,175,956      1,410,326
 Net transfers  .....   2,058,667          140,175     1,300,968         304,263       (472,283)       4,124,898      1,823,022
 Surrenders for
  benefit payments
  and fees ..........      (2,368)         (17,758)      (50,593)        (43,782)      (289,571)        (885,316)      (49,446)
 Net loan activity ..     (33,612)          (2,274)      (22,353)        (24,085)      (292,648)        (373,734)     (111,298)
 Cost of insurance ..     (85,500)        (100,381)     (204,452)       (128,695)      (771,685)      (2,484,997)     (598,836)
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
 Net increase in
  net assets resulting
  from unit
  transactions ......   2,531,754          250,413     1,347,593         352,009        573,961        5,556,806      2,473,768
                     --------------   -------------   -----------     -----------     -----------   ------------   ------------
 Net increase
  (decrease) in net
  assets  ..........    1,952,695          267,977     1,261,315         (83,163)    (4,866,672)       1,081,319      1,100,320

NET ASSETS:
 Beginning of
   period .........     1,215,254        1,332,592     1,429,226       2,592,821     14,191,309       31,930,297      5,823,936
                     --------------   -------------   -----------     -----------    -----------    ------------   ------------
 End of period ....    $3,167,949       $1,600,569    $2,690,541      $2,509,658     $9,324,637      $33,011,616     $6,924,256
                     --------------   -------------   -----------     -----------    -----------    ------------   ------------
                     --------------   -------------   -----------     -----------    -----------    ------------   ------------

SEPARATE ACCOUNT VL I

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
----------------------------------------------------------------------------

                                                                    International
                                                     International    Growth and    International
                            High Yield      Income        Growth        Income    New Opportunities   Investors     Money Market
                           Sub-Account   Sub-Account   Sub-Account   Sub-Account     Sub-Account      Sub-Account   Sub-Account
                           -----------   -----------   ----------   -------------   --------------   -----------    ------------
OPERATIONS:
 Net investment
  income ............      $   743,130   $  256,233    $   56,354    $    34,694     $        -       $    6,391     $   90,365
 Capital gains
  income  ...........               -            -      1,764,067        189,890              -               -               -
 Net realized gain
  (loss) on security
  transactions  .....           8,326         1,897       (4,768)        (8,319)        (22,765)       (10,375)               -
 Net unrealized
  (depreciation)
  appreciation of
  investments during
  the period .........      (837,689)        42,302    (6,760,134)    (1,243,049)    (1,315,928)     (2,745,190)              -
                           -----------   -----------   ----------   -------------   --------------   -----------    ------------
 Net (decrease)
  increase in net
  assets resulting
  from operations ...        (86,233)       300,432     (4,944,482)   (1,026,785)    (1,338,693)     (2,749,173)         90,365
                           -----------   -----------   ----------   -------------   --------------   -----------    ------------
UNIT TRANSACTIONS:
 Purchases  ........          699,007       567,775      3,183,492        542,580       958,050       1,735,131         177,106
 Net transfers .....          618,245       891,524      5,775,237      1,062,729       104,550           6,844       4,182,106
 Surrenders for
   benefit payments
   and fees ........         (178,863)     (198,557)      (415,147)      (31,551)        (4,593)      (149,048)         (11,534)
 Net loan activity .          (43,433)      (28,527)      (243,472)        7,006        (16,429)       (81,326)          10,016
 Cost of insurance .         (328,606)     (260,355)    (1,140,472)     (282,616)      (331,937)      (651,717)        (107,794)
                           -----------   -----------    ----------   -------------   ------------   -----------    ------------
 Net increase in
   net assets
   resulting from unit
    transactions ....          766,350       971,861     7,159,638     1,298,149        709,642        859,883        4,249,901
                           -----------   -----------   ----------   -------------   -------------   -----------    ------------
 Net increase
  (decrease) in
   net assets  .....           680,117     1,272,293     2,215,155       271,363       (629,051)     (1,889,291)      4,340,267
NET ASSETS:
 Beginning of
   period .........          4,977,278     3,270,278    13,163,301     2,987,533       3,468,360      7,911,636       2,114,768
                           -----------   -----------   ----------   -------------   -------------   -----------    ------------
 End of period ...          $5,657,395    $4,542,571   $15,378,456    $3,258,896     $2,839,309     $6,022,345       $6,455,035
                           -----------   -----------   ----------   -------------   -------------   -----------    ------------
                           -----------   -----------   ----------   -------------   -------------   -----------    ------------

SEPARATE ACCOUNT VL I
HARTFORD LIFE& ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS - (CONTINUED)
FOR THE PERIOD ENDED SEPTEMBER 30, 2001 (UNAUDITED)
---------------------------------------------------------------------------

                                  New             New         OTC & Emerging   Utilities Growth
                             Opportunities       Value            Growth          and Income       Vista          Voyager
                              Sub-Account      Sub-Account     Sub-Account       Sub-Account     Sub-Account    Sub-Account
                              ------------    -------------    ------------     ------------    ------------    ------------
OPERATIONS:
 Net investment income ......  $         -       $   36,304      $       -        $  125,116      $       -       $    45,574
 Capital gains income  ......    3,790,705           97,682              -           211,677         617,010        9,303,813
 Net realized (loss) on
  security transactions .....      (14,508)         (12,814)       (484,465)          (5,063)       (139,790)         (78,726)
 Net unrealized (depreciation)
  of investments during
  the period ...............   (15,060,955)        (539,406)      4,157,413)      (1,314,916)     (4,156,245)     (23,878,682)
                               -----------       ----------      ----------       ----------      ----------      -----------
 Net (decrease) in net assets
   resulting from
   operations ..............   (11,284,758)        (418,234)     (4,641,878)        (983,185)     (3,679,025)     (14,608,022)
                               -----------       ----------      ----------       ----------      ----------      -----------
UNIT TRANSACTIONS:
 Purchases  ...............      5,302,675          696,977       2,205,766          703,648       1,686,539        7,970,982
 Net transfers  ...........         58,772        2,564,809        (568,447)         697,240       1,671,536        4,430,349
 Surrenders for benefit
   payments and fees  .....       (540,083)         (51,525)        (96,209)        (131,013)       (133,262)      (1,096,070)
 Net loan activity.........       (484,615)         (13,250)       (130,702)        (190,495)        (92,128)        (705,678)
 Cost of insurance ........     (1,751,726)        (381,091)       (501,895)        (302,087)       (601,184)      (3,333,810)
                               -----------       ----------      ----------       ----------      ----------      -----------
 Net increase in net assets
  resulting from unit
  transactions  ...........      2,585,024        2,815,920         908,513          777,293       2,531,500        7,265,773
                               -----------       ----------      ----------       ----------      ----------      -----------
 Net (decrease) increase
  in net assets ...........     (8,699,734)       2,397,686      (3,733,365)        (205,892)     (1,147,525)      (7,342,249)
NET ASSETS:
 Beginning of period .....      25,136,260        2,495,376       7,251,733        4,181,699       5,736,608       43,598,163
 End of period ...........     $16,436,526       $4,893,062      $3,518,368       $3,975,807      $4,589,083      $36,255,914
                               -----------       ----------      ----------       ----------      ----------      -----------
                               -----------       ----------      ----------       ----------      ----------      -----------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)
            --------------------------------------------------------

                                                                          AS OF JUNE 30,
------------------------------------------------------------------------------------------------
                                                                      2001              2000
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 2,544,843       $ 1,302,177
  Common stocks                                                         46,044            42,345
  Mortgage loans                                                       190,762            50,160
  Policy loans                                                         237,211            70,846
  Cash and short-term investments                                      316,749            26,377
  Other invested assets                                                 76,543             1,845
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     3,412,152         1,493,750
------------------------------------------------------------------------------------------------
  Federal income tax recoverable                                       261,754                 0
  Investment income due and accrued                                     44,233            19,170
  Other assets                                                          94,032            75,235
  Separate account assets                                           43,427,339        46,984,671
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $47,239,510       $48,572,826
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserve for life policies and contracts                $ 4,084,330       $   586,529
  Aggregate reserve for accident and health policies                    14,014            15,248
  Liability for deposit-type contracts                                  35,494         1,611,484
  Asset valuation reserve                                                5,731             7,317
  Payable to affiliates                                                 29,885            17,335
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,557,253)       (1,487,853)
  Remittances and items not allocated                                  110,968           143,244
  Payable for securities                                                88,957             4,383
  Other liabilities                                                    145,994           155,929
  Separate account liabilities                                      43,427,339        46,984,671
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,385,459        48,038,287
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                986,883           226,043
  Unassigned funds                                                    (135,332)          305,996
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           854,051           534,539
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $47,239,510       $48,572,826
------------------------------------------------------------------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)
            --------------------------------------------------------

                                                                    FOR THE PERIODS ENDED
                                                                           JUNE 30,
-------------------------------------------------------------------------------------------
                                                                      2001          2000
-------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $ 9,619,126   $  386,743
  Net investment income                                                 86,830       54,177
  Commissions and expense allowances on reinsurance ceded               46,124       62,000
  Reserve adjustment on reinsurance ceded                              410,212      666,009
  Fee income                                                           411,682      404,177
  Other revenues                                                         3,588    2,142,500
-------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        10,577,562    3,715,606
-------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                            71,480       24,474
  Disability and other benefits                                          3,428        3,336
  Surrenders and other fund withdrawals                              2,069,170    1,708,089
  Commissions                                                          927,352      240,975
  Increase in aggregate reserves for life and accident and
   health policies                                                   1,901,758       10,045
  General insurance expenses                                           144,770      118,585
  Net transfers to separate accounts                                 1,455,213    1,878,607
  Other expenses                                                     4,698,712     (335,595)
-------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        11,271,883    3,648,516
-------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax expense (benefit)                         (694,321)      67,090
  Federal income tax (benefit) expense                                (214,120)      46,867
-------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                              (480,201)      20,223
  Net realized capital gains, after tax                                   (709)        (822)
-------------------------------------------------------------------------------------------
                                                  NET INCOME       $  (480,910)  $   19,401
-------------------------------------------------------------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE PERIODS
                                                                      ENDED JUNE 30,
---------------------------------------------------------------------------------------
                                                                     2001        2000
---------------------------------------------------------------------------------------
COMMON STOCK,
  Beginning and end of year                                        $   2,500   $  2,500
---------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
  Beginning and end of year                                          986,883    226,043
---------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                         310,720    294,332
  Net income                                                        (480,910)    19,401
  Change in net unrealized capital (losses) gains on common
   stocks and other invested assets                                   (4,743)       115
  Change in net deferred income tax                                   41,559         --
  Change in asset valuation reserve                                   (2,988)    (2,381)
  Change in non-admitted assets                                       (5,384)    (3,050)
  Reinsurance credit on inforce business                                  --     (2,421)
  Cumulative effect of changes in accounting principles                6,413         --
---------------------------------------------------------------------------------------
  Balance, end of year                                              (135,333)   305,996
---------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $ 854,051   $534,539
---------------------------------------------------------------------------------------

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE PERIOD ENDED
                                                                           JUNE 30,
-------------------------------------------------------------------------------------------
                                                                      2001          2000
-------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $ 8,551,921   $2,519,093
  Net investment income                                                 66,506       55,790
  Fee income                                                           411,682      404,177
  Commissions and expense allowances on reinsurance ceded              456,336      724,703
  Other income                                                          45,356          527
-------------------------------------------------------------------------------------------
    Total income                                                     9,531,801    3,704,290
-------------------------------------------------------------------------------------------
  Benefits paid                                                      2,120,934    1,736,317
  Federal income tax payments (recoveries)                             (48,098)     (21,798)
  Net transfers to separate accounts                                 5,226,565    1,878,607
  Other expenses                                                     1,099,487      498,396
-------------------------------------------------------------------------------------------
    Total benefits and expenses                                      8,398,888    4,091,522
-------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES         1,132,913     (387,232)
-------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                                711,097      390,464
  Common stocks                                                          1,045          499
  Mortgage loans                                                        16,658       15,548
  Other                                                                 52,409            0
-------------------------------------------------------------------------------------------
                                         INVESTMENT PROCEEDS           781,209      406,511
-------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                              2,074,754      229,443
  Common stocks                                                         14,232          204
  Mortgage loans                                                       168,365        1,780
  Real estate                                                           25,000            0
  Other                                                                182,205       10,352
-------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED         2,464,556      241,779
-------------------------------------------------------------------------------------------
        NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITIES       $(1,683,347)  $  164,732
-------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       801,656      (18,703)
-------------------------------------------------------------------------------------------
                   NET CASH (USED FOR) PROVIDED BY FINANCING
                                AND MISCELLANEOUS ACTIVITIES           801,656      (18,703)
-------------------------------------------------------------------------------------------
Net increase (decrease) in cash and short-term investments             251,222     (241,203)
Cash and short-term investments, beginning of year                      65,527      267,580
-------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $   316,749   $   26,377
-------------------------------------------------------------------------------------------

                                  PART C

                            OTHER INFORMATION

Item 27.  Exhibits

      (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

      (b)  Not Applicable.

      (c)  Principal Underwriting Agreement.(2)

      (d)  Form of Flexible Premium Variable Life Insurance Policy.(1)

      (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

      (f)  Certificate of Incorporation of Hartford and Bylaws of Hartford.(3)

      (g)  Contracts of Reinsurance.(4)

      (h)  Form of Participation Agreement.(4)

      (i)  Not Applicable.

      (j)  Not Applicable.

      (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

      (l)  Opinion and Consent of Thomas P. Kalmbach, FSA., MAAA.

      (m)  Not Applicable.

      (n)  Consent of Arthur Andersen LLP, Independent Public Accountants.

      (o)  No financial statement will be omitted.

      (p)  Not Applicable.

      (q)  Memorandum describing transfer and redemption procedures.1

      (r)  Power of Attorney.

      (s)  Organizational Chart.

__________________

   (1) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-61267, on January 23, 1996.

   (2) Incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-61267, on August 28, 1996.

   (3) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-69487, filed on April 9, 2001.

   (4) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6, File No. 33-61267, on April 12, 1999.

Item 28.  Officers and Directors.

----------------------------------------------------------------------------------------------
NAME                            POSITION WITH HARTFORD
----------------------------------------------------------------------------------------------
David A. Carlson                Vice President
----------------------------------------------------------------------------------------------
Peter W. Cummins                Senior Vice President
----------------------------------------------------------------------------------------------
Patrice Kelly-Ellis             Vice President
----------------------------------------------------------------------------------------------
Bruce W. Ferris                 Vice President
----------------------------------------------------------------------------------------------
Timothy M. Fitch                Vice President and Actuary
----------------------------------------------------------------------------------------------
Mary Jane B. Fortin             Vice President & Chief Accounting Officer
----------------------------------------------------------------------------------------------
David T. Foy                    Senior Vice President, Chief Financial Officer and
                                Treasurer, Director*
----------------------------------------------------------------------------------------------
Lois W. Grady                   Senior Vice President
----------------------------------------------------------------------------------------------
Ryan Johnson                    Vice President
----------------------------------------------------------------------------------------------
Stephen T. Joyce                Senior Vice President
----------------------------------------------------------------------------------------------
Michael D. Keeler               Vice President
----------------------------------------------------------------------------------------------
Robert A. Kerzner               Executive Vice President
----------------------------------------------------------------------------------------------
David N. Levenson               Senior Vice President
----------------------------------------------------------------------------------------------
Joseph F. Mahoney               Vice President
----------------------------------------------------------------------------------------------
Thomas M. Marra                 President, Director*
----------------------------------------------------------------------------------------------
Gary J. Miller                  Vice President
----------------------------------------------------------------------------------------------
Tom Nassiri                     Vice President
----------------------------------------------------------------------------------------------
Deanne Osgood                   Vice President
----------------------------------------------------------------------------------------------
Craig R. Raymond                Senior Vice President and Chief Actuary
----------------------------------------------------------------------------------------------
Christine Hayer Repasy          Senior Vice President, General Counsel and
                                Corporate Secretary, Director*
----------------------------------------------------------------------------------------------
Lowndes A. Smith                Chairman of the Board and Chief Executive Officer,
                                Director*
----------------------------------------------------------------------------------------------
Joe M. Thomson                  Senior Vice President
----------------------------------------------------------------------------------------------
John C. Walters                 Executive Vice President, Director*
----------------------------------------------------------------------------------------------
David M. Znamierowski           Senior Vice President and Chief Investment Officer, Director*
----------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

----------------------
  * Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 1.7.

Item 30:  Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) HESCO acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust
                  Separate Account
               Hartford Life Insurance Company - ICMG Registered Variable
                  Life Separate Account A
               Hartford Life and Annuity Insurance Company - Separate
                  Account VL I
               Hartford Life and Annuity Insurance Company - Separate
                  Account VL II
               Hartford Life and Annuity Insurance Company - ICMG Registered
                  Variable Life Separate Account One

          (b)  Directors and Officers of HESCO

                                                  Positions and Offices
                 Name                               With  Underwriter
                 ----                             ---------------------
           David A. Carlson                   Vice President
           Peter W. Cummins                   Senior Vice President
           David T. Foy                       Treasurer
           J. Richard Garrett                 Vice President
           George R. Jay                      Controller
           Robert A. Kerzner                  Executive Vice President, Director
           Joseph F. Mahoney                  Executive Vice President
           Thomas M. Marra                    President, Director
           Christine Hayer Repasy             Senior Vice President, General Counsel and
                                               Corporate Secretary, Director
           Lowndes A. Smith                   Chief Executive Officer
           John C. Walters                    Executive Vice President

           Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                              SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 17th day of October, 2001.

HARTFORD LIFE AND ANNUITY INSURANCE
COMPANY SEPARATE ACCOUNT VL I
(Registrant)

*By: David T. Foy                             *By: /s/ Marianne O'Doherty
     ------------------------------------          ----------------------------
     David T. Foy, Senior Vice President               Marianne O'Doherty
                                                       Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By: David T. Foy
     ------------------------------------
     David T. Foy, Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


David T. Foy, Senior Vice President, Chief
      Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,       By: /s/ Marianne O'Doherty
      General Counsel and Corporate Secretary,           ----------------------
      Director*                                              Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                    Attorney-in-Fact
      Chief Executive Officer, Director *
John C. Walters, Executive Vice President,           Date: October 17, 2001
      Director*
David M. Znamierowski, Senior Vice President &
      Chief Investment Officer, Director*






33-61267

                           EXHIBIT INDEX


1.3 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.4   Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.

1.5   Consent of Arthur Andersen LLP, Independent Public Accountants.

1.6   Power of Attorney.

1.7   Organizational Chart.